POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC as the index provider for the Ryan/Mergent 1-30 Year Treasury Laddered Index, the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio (the "Fund"). There are no changes to the name of the underlying index, nor the methodology by which it is formulated.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc., ALM Research Solutions, LLC or Ryan Holdings, LLC are deleted and replaced with the NASDAQ OMX Group, Inc.

•  The third paragraph on page 147 under the section "Index Providers" is deleted and replaced with the following:

NASDAQ OMX Group, Inc. is the Index Provider for PowerShares 1-30 Laddered Treasury Portfolio. NASDAQ OMX Group, Inc. is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX Group, Inc. to use the Underlying Index. PowerShares 1-30 Laddered Treasury Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

•  Beginning on page 149, the first, second and third full paragraphs under the section titled "Disclaimers" are deleted and replaced with the following:

PowerShares 1-30 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, PowerShares 1-30 Laddered Treasury Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of PowerShares 1-30 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares 1-30 Laddered Treasury Portfolio particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser is in the licensing of the NASDAQ®, the Underlying Index trade/service marks, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by NASDAQ OMX without regard to the Adviser or PowerShares 1-30 Laddered Treasury Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of PowerShares 1-30 Laddered Treasury Portfolio into consideration in determining, composing or calculating Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of PowerShares 1-30 Laddered Treasury Portfolio to be issued or in the determination or calculation of the equation by which PowerShares 1-30 Laddered Treasury Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of PowerShares 1-30 Laddered Treasury Portfolio. "NASDAQ®" is a registered trademark and is used under license.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-5 122812

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2012

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC as the index provider for the Ryan/Mergent 1-30 Year Treasury Laddered Index, the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio (the "Fund"). There are no changes to the name of the underlying index, nor the methodology by which it is formulated.

Effective immediately, the Statement of Additional Information is changed as follows:

•  All references to Mergent®, Inc., ALM Research Solutions, LLC or Ryan Holdings, LLC are deleted and replaced with the NASDAQ OMX Group, Inc.

•  The first, second and third full paragraphs on page 120 under the section "Management—Disclaimers" are deleted and replaced with the following:

PowerShares 1-30 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, PowerShares 1-30 Laddered Treasury Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of PowerShares 1-30 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares 1-30 Laddered Treasury Portfolio particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser is in the licensing of the NASDAQ®, the Underlying Index trade/service marks, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by NASDAQ OMX without regard to the Adviser or PowerShares 1-30 Laddered Treasury Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of PowerShares 1-30 Laddered Treasury Portfolio into consideration in determining, composing or calculating Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of PowerShares 1-30 Laddered Treasury Portfolio to be issued or in the determination or calculation of the equation by which PowerShares 1-30 Laddered Treasury Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of PowerShares 1-30 Laddered Treasury Portfolio. "NASDAQ®" is a registered trademark and is used under license.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-7 122812